Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,914,000
Previously Paid Amount	0.00
Total Fee Amount	402.42
Total Offset Amount	0.00
Net Fee	402.42
Narrative - Max Aggregate Offering Price	$ 2,914,000
Final Prospectus	true